Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per common share - basic	$ 0.04	$ 0.09	$ 0.07	$ 0.16	$ (0.21)	$ (0.51)
Net loss per common share - diluted	$ 0.04	$ 0.09	$ 0.07	$ 0.16	$ (0.21)	$ (0.51)
Basic	23,930,830	7,074,061	23,613,325	7,074,061	12,589,698	3,034,022
Diluted	23,930,830	7,074,061	23,613,325	7,074,061	12,589,698	3,034,022
Operating expenses
Investor awareness and marketing	$ 359,367	$ 41,593	$ 777,642	$ 48,518
Consulting fees	124,166	124,167	248,646	179,493	424,201	50,726
Director and officer compensation	420,768	421,440	841,534	723,506	1,571,805	988,471
General and administrative	22,272	9,258	38,279	27,047	463,872	114,201
Professional fees	7,250	70,320	27,715	76,320	126,277	99,249
Transfer agent and filing fees	4,559	3,868	15,274	8,590	16,747	14,521
Total operating expenses	938,382	670,646	1,949,090	1,063,474	2,675,425	1,287,926
Other income (expense)
Fair value gain (loss) on equity investments	(38,524)	(6,224)	18,674	(94,962)	(100,700)	241,513
Foreign exchange gain (loss)	(1)	4	(7)	4	7	(978)
Interest income	111,578	7,321	225,649	13,813	121,168	10,080
Total other income (expense)	73,053	1,101	244,316	(81,145)	20,475	(268,129)
Net loss	$ (865,329)	$ (669,545)	$ (1,704,774)	$ (1,144,619)	$ (2,654,950)	$ (1,556,055)